Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
ASSETS
Cash and due from banks	$ 5,858	$ 7,512
Interest-bearing deposits with banks	110,124	109,417
Cash and interest bearing deposits with banks	115,982	116,929
Trading loans, securities, and other	231,680	220,136
Non-trading financial assets at fair value through profit or loss	8,095	7,395
Derivatives	74,835	82,972
Financial assets designated at fair value through profit or loss	7,299	6,986
Financial assets at fair value through other comprehensive income	128,612	126,369
Total trading and non trading financial assets	450,521	443,858
Debt securities at amortized cost, net of allowance for credit losses	238,677	240,439
Securities purchased under reverse repurchase agreements	220,120	247,078
Loans
Residential mortgages	299,994	315,063
Consumer instalment and other personal	274,675	259,033
Credit card	40,802	41,662
Business and government	357,237	345,943
Total loans	972,708	961,701
Allowance for loan losses	(8,419)	(8,689)
Loans, net of allowance for loan losses	964,289	953,012
Other
Goodwill	18,460	18,980
Other intangibles	3,624	3,409
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,979	10,132
Deferred tax assets	5,327	5,388
Amounts receivable from brokers, dealers, and clients	29,969	27,345
Other assets	28,157	27,988
Total other miscellaneous assets	95,516	93,242
Total assets	2,085,105	2,094,558
LIABILITIES
Trading deposits	39,308	37,882
Derivatives	74,532	79,356
Securitization liabilities at fair value	26,028	25,283
Financial liabilities designated at fair value through profit or loss	222,503	197,635
Total financial liabilities other than non-trading deposits and other	362,371	340,156
Deposits
Personal	641,827	650,396
Banks	25,537	27,233
Business and government	576,067	589,475
Total deposits, other than trading	1,243,431	1,267,104
Other
Obligations related to securities sold short	42,293	43,795
Obligations related to securities sold under repurchase agreements	218,392	221,150
Securitization liabilities at amortized cost	16,017	14,841
Amounts payable to brokers, dealers, and clients	29,487	27,434
Insurance contract liabilities	7,307	7,278
Other liabilities	31,144	34,240
Total other miscellaneous liabilities	344,640	348,738
Subordinated notes and debentures	10,345	10,733
Total liabilities	1,960,787	1,966,731
EQUITY
Contributed surplus	361	285
Retained earnings	78,295	78,320
Accumulated other comprehensive income (loss)	9,802	12,874
Total equity	124,318	127,827
Total liabilities and equity	2,085,105	2,094,558
Common shares [member]
EQUITY
Issued capital	24,309	24,727
Treasury shares	(60)	0
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	11,625	11,625
Treasury shares	(14)	$ (4)
Total equity	$ 11,625